Financial liabilities designated at fair value - Narrative (Details) - Financial liabilities designated at fair value - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	$ 4,365	$ 4,421
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability	1,655	1,286
HSBC Holdings
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	17	246
Accumulated decrease in fair value of financial liability, attributable to changes in credit risk of liability	$ 540	$ 682